EARNINGS (LOSS) PER SHARE - Narrative (Details) shares in Millions	Jan. 13, 2025 shares
Chief Executive Officer | Restricted Stock | RSA Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares forfeited (in shares)	3.0